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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

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
       Check here if Amendment    [_];  Amendment Number:
       This Amendment (Check only one)  [_] is a restatement.
                                        [_] adds new holdings entries.
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Institutional Manager Filing this Report:

Name:     PLAINSCAPITAL CORPORATION
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Address:  2323 Victory Avenue,
          Suite 1400
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          Dallas, TX 75219
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Form 13F File Number: 28-12708

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Custard
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Title:  Executive Vice President
        and Chief Financial
        Officer
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Phone:  214.525.9033
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Signature, Place and Date of Signing:

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
           /s/ ALLEN CUSTARD                        Dallas, TX                    November 16, 2009
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Report Type (Check only one.):

[_]13F HOLDINGS REPORT

[X]13F NOTICE

[_]13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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
                         Form 13F File Number  Name

                         28-06796              Hester Capital Management LLC
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